Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	333-292310
Entity Registrant Name	GreenVector Holdings Limited
Entity Central Index Key	0002078037
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 401, 4/F
Entity Address, Address Line Two	Tower 1, Harbour Centre
Entity Address, Address Line Three	1 Hok Cheung St., Hung Hom
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	11,000,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7020
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of GreenVector Holdings Limited (“the Company”) and its subsidiaries (together the “Group”) as of March 31, 2026 and 2025, and the related consolidated statements of operations and comprehensive income/(loss), shareholders’ equity and cash flows for each of the years in the three-year period ended March 31, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	AOGB CPA Limited
Auditor Location	Hong Kong, Hong Kong
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 401, 4/F
Entity Address, Address Line Two	Tower 1, Harbour Centre
Entity Address, Address Line Three	1 Hok Cheung St., Hung Hom
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	(852)
Local Phone Number	2669-8222
Contact Personnel Name	Dixon Chun Wan Chan